Auditors Fees (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Auditors Fees
Audit fees	$ 977	$ 946	$ 1,088
Audit related fees	34	24
Tax services fees	3	27	47
Total Auditors Fees	$ 1,014	$ 997	$ 1,135